Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Lessee Lease Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	10 years 7 months 6 days		12 years 1 month 6 days
Operating Lease, Weighted Average Discount Rate, Percent	4.80%		5.50%
Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	one year
Vehicles and Equipment [Member] | Minimum
Lessee Lease Description [Line Items]
Lessee, operating lease, remaining lease term	1 year	1 year
Vehicles and Equipment [Member] | Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, remaining lease term	19 years	28 years
Solaero Acquisition [Member]
Lessee Lease Description [Line Items]
Finance Lease, Liability		$ 16,174